Benefits and interests of directors and supervisors (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		¥ 9,859		¥ 9,120		¥ 7,561
Retirement scheme contributions		441		225		159
Total		10,300		9,345		7,720
Directors and chief executives [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		2,938		2,488		2,258
Retirement scheme contributions		429		225		160
Discretionary bonus		6,103		6,035		4,701
Fees		675		600		600
Total		10,145		9,348		7,719
Wu Haijun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		359		343		393	[1]
Retirement scheme contributions		44		26		19	[1]
Discretionary bonus		799		557		910	[1]
Fees		0		0		0	[1]
Total		1,202		926		1,322	[1]
Guan Zemin [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[2]	367
Retirement scheme contributions	[2]	41
Discretionary bonus	[2]	397
Fees	[2]	0
Total	[2]	805
Shi Wei [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				329	[3]	84	[4]
Retirement scheme contributions				26	[3]	6	[4]
Discretionary bonus				797	[3]	58	[4]
Fees				0	[3]	0	[4]
Total				1,152	[3]	148	[4]
Jin Qiang [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		354		289		226
Retirement scheme contributions		44		26		19
Discretionary bonus		716		745		523
Fees		0		0		0
Total		1,114		1,060		768
Guo Xiaojun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				283	[3]	216
Retirement scheme contributions				26	[3]	19
Discretionary bonus				751	[3]	518
Fees				0	[3]	0
Total				1,060	[3]	753
Huang Xiangyu [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	275
Retirement scheme contributions	[5]	39
Discretionary bonus	[5]	440
Fees	[5]	0
Total	[5]	754
Huang Fei [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	217
Retirement scheme contributions	[5]	39
Discretionary bonus	[5]	426
Fees	[5]	0
Total	[5]	682
Zhou Meiyun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		181	[6]	248		185
Retirement scheme contributions		33	[6]	26		19
Discretionary bonus		668	[6]	709		498
Fees		0	[6]	0		0
Total		882	[6]	983		702
Jin Wenmin [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		250		260		187	[7]
Retirement scheme contributions		44		26		19	[7]
Discretionary bonus		721		721		528	[7]
Fees		0		0		0	[7]
Total		1,015		1,007		734	[7]
Gao Jinping [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[8]					215
Retirement scheme contributions	[8]					12
Discretionary bonus	[8]					549
Fees	[8]					0
Total	[8]					776
Tang Song [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	0
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Fees	[5]	75
Total	[5]	75
Chen Haifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	0
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Fees	[5]	75
Total	[5]	75
Yang Jun [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	0
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Fees	[5]	75
Total	[5]	75
Gao Song [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	0
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Fees	[5]	75
Total	[5]	75
Zhang Yimin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0	[9]	0		0
Retirement scheme contributions		0	[9]	0		0
Discretionary bonus		0	[9]	0		0
Fees		75	[9]	150		150
Total		75	[9]	150		150
Liu Yunhong [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0	[9]	0		0
Retirement scheme contributions		0	[9]	0		0
Discretionary bonus		0	[9]	0		0
Fees		75	[9]	150		150
Total		75	[9]	150		150
Du Weifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0	[9]	0		0
Retirement scheme contributions		0	[9]	0		0
Discretionary bonus		0	[9]	0		0
Fees		75	[9]	150		150
Total		75	[9]	150		150
Xie Zhenglin [member] | Non- executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	0
Retirement scheme contributions	[5]	0
Discretionary bonus	[5]	0
Fees	[5]	0
Total	[5]	0
Peng Kun [member] | Non- executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[5]	96
Retirement scheme contributions	[5]	25
Discretionary bonus	[5]	246
Fees	[5]	0
Total	[5]	367
Li Yuanqin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0		0		0
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Fees		150		150		150
Total		150		150		150
Ma Yanhui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		332		267		274
Retirement scheme contributions		42		22		14
Discretionary bonus		720		685		288
Fees		0		0		0
Total		1,094		974		576
Zuo Qiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				102	[10]	135
Retirement scheme contributions				15	[10]	17
Discretionary bonus				324	[10]	411
Fees				0	[10]	0
Total				441	[10]	563
Li Xiaoxia [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				102	[10]	143
Retirement scheme contributions				14	[10]	16
Discretionary bonus				529	[10]	418
Fees				0	[10]	0
Total				645	[10]	577
Zhang Feng [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		148		31	[11]
Retirement scheme contributions		40		9	[11]
Discretionary bonus		485		107	[11]
Fees		0		0	[11]
Total		673		147	[11]
Chen Hongjun [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		159		34	[11]
Retirement scheme contributions		38		9	[11]
Discretionary bonus		485		110	[11]
Fees		0		0	[11]
Total		682		153	[11]
Zheng Yunrui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		100		100		100
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Fees		0		0		0
Total		100		100		100
Cai Tingji [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		100		100		100
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Fees		0		0		0
Total		¥ 100		¥ 100		¥ 100

[1]	Resigned general manager in September 2018 while other titles remained.
[2]	Appointed in February 2020.
[3]	Resigned in December 2019.
[4]	Appointed in September 2018.
[5]	Appointed in June 2020.
[6]	Resigned in September 2020.
[7]	Appointed in June 2018.
[8]	Resigned in September 2018.
[9]	Resigned in June 2020.
[10]	Resigned in September 2019.
[11]	Appointed in October 2019.